As filed with the Securities and Exchange Commission on November 21, 2008

File No. 333-73390

File No. 811-09337

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 11	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 29	☒

Columbus Life Insurance Company Separate Account 1

(Exact Name of Registrant)

Columbus Life Insurance Company

(Name of Depositor)

400 East Fourth Street

Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:  1-800-677-9595

The Western and Southern Life Insurance Company

400 Broadway

Cincinnati, Ohio  45202

(Name of Guarantor)

Please send copies of all communications to:
DONALD J. WUEBBLING, ESQ.	MARK J. MAHONEY, ESQ.
Columbus Life Insurance Company	M.S. 32
400 East Fourth Street	400 Broadway
Cincinnati, Ohio 45202	Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on (date) pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                      pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

An Indefinite Amount of Interests in

Columbus Life Insurance Company Separate Account 1 Under

Legacy Survivorship Variable Universal Life Policies

(Title of Securities Being Registered)

PART A

The Legacy Prospectus dated May 1, 2008, which was filed in Registrant’s Post-Effective Amendment No. 10 on April 29, 2008 (File No. 333-73390), is incorporated by reference into Part A of this Post-Effective Amendment No. 11.

The following amendment dated November 21, 2008 to the Prospectus dated May 1, 2008 is included in Part A of this Post-Effective Amendment.

Amendment dated November 21, 2008 to Prospectus dated May 1, 2008 for

Legacy Survivorship Variable Universal Life Insurance Policy

Issued by Columbus Life Insurance Company through its Separate Account 1

This is an amendment to the prospectus identified above, which describes a change in the survivorship variable universal life insurance policy and the investment options available to policy owners.  Columbus Life Insurance Company issues the policy.  Please retain this amendment to the prospectus for future reference.

Effective December 8, 2008, the following new Sub-Account Investment Options will be added and available in the Legacy policy offered via the May 1, 2008 prospectus:

Fund Name	Type	Advisor/Sub-Advisor
Rydex VT Alternative Strategies Allocation Fund	Specialty	PADCO Advisors II, Inc., dba Rydex Investments
Rydex VT Hedged Equity	Specialty	PADCO Advisors II, Inc., dba Rydex Investments
Van Kampen UIF Global Real Estate	Global Real Estate	Morgan Stanley Investment Management, Inc.
Van Kampen UIF Emerging Markets Debt	Emerging Markets	Morgan Stanley Investment Management, Inc.
PIMCO VIT Total Return Portfolio	Fixed Income-Intermediate-Term	Pacific Investment Management Company LLC (“PIMCO”)
PIMCO VIT CommodityRealReturn™ Strategy Portfolio	Specialty	Pacific Investment Management Company LLC (“PIMCO”)

Effective December 8, 2008, the fee table titled “Total Annual Fund Operating Expenses,” in the Fee Tables section of your prospectus is amended as follows:

Minimum: 0.28%                     Maximum: 2.09%

PART B

The Statement of Additional Information for Separate Account 1 of Columbus Life Insurance Company dated May 1, 2008, which was filed in Registrant’s Post-Effective Amendment No. 10 on April 29, 2008  (File No. 333-73390), is incorporated by reference into Part B of this Post-Effective Amendment No. 11.

PART C

OTHER INFORMATION

ITEM 26. — EXHIBITS

(a)                                  Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account (1)

(b)                                 Not applicable

(c)                                  (1)                                 (i)                                      Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc. (2)

(ii)                                  Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (9)

(iii)                               Supplemental Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (9)

(iv)                              Amended Schedule A to Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (14)

(2)                                 (i)                                      Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (3)

(ii)                                  Commission Schedule to Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (9)

(iii)                               Form of Broker-Dealer Sales Agreement by and between Touchstone Securities, Inc., Columbus Life Insurance Company and a broker-dealer (9)

(vi)                              Amended Commission Schedule to Form of General Agency Agreement or Broker Dealer Sales Agreement (14)

(3)                                 Form of override commission schedule (14)

(d)                                 (1)                                 Form of Survivorship Variable Universal Life Insurance Policy issued by Columbus Life Insurance Company (8)

(2)                                 Form of Accelerated Death Benefit Rider (3)

(3)                                 Form of Other Insured Rider (9)

(4)                                 Form of Accelerated Death Benefit Plus Rider (3)

(5)                                 Form of Extended Coverage Benefit Rider (9)

(6)                                 Form of Extended No-Lapse Guarantee Rider (9)

(7)                                 Form of Last Survivor Additional Life Rider (9)

(8)                                 Form of Estate Protection Rider (9)

(9)                                 Form of Estate Tax Repeal Rider (9)

(10)                           Form of Enhanced Cash Value Rider (13)

(11)                           Form of Overloan Protection Rider (18)

(12)                           Form of Accelerated Death Benefit Life Plus Rider (18)

(e)                                  (1)                                 Form of Columbus Life Insurance Company Application for Life Insurance (3)

(2)                                 Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life (3)

(3)                                 Alternative form of Columbus Life Insurance Company Application for Life Insurance (9)

(4)                                 Alternative form of Columbus Life Ins. Co. Application for Life Insurance (13)

(f)                                    (1)                                 (i)                                      Certificate of Incorporation of the Columbus Life Insurance Company (5)

(ii)                                  Certificate of Amendment of Articles of Incorporation of Columbus Life Insurance Company (5)

(2)                                 Code of Regulations of the Columbus Life Insurance Company (5)

(g)                                 Not applicable.

(h)                                 (1)                                 (i)                                      Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (5)

(ii)                                  Amended Exhibit B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

(iii)                               Amendment to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

(iv)                              Amended Exhibit A to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (9)

(v)                                 Amended Exhibits A and B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (12)

(vi)                              Form of Shareholder Services Agreement, dated May 1, 2008, between Columbus Life Insurance Company and Touchstone Advisors, Inc. (18)

(2)                                 (i)                                      Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

(ii)                                  Amendment No.1 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

(iii)                               Amendment No. 2 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (6)

(iv )                           Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

(v)                                 Amendment No.1 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

(vi)                              Amendment No. 2 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (6)

(3)                                 (i)                                      Janus Aspen Series Fund Participation Agreement (Service Shares) between Janus Aspen Series and Columbus Life Insurance Company (3)

(ii)                                  Amendment No. 1 to Fund Participation Agreement between Janus Aspen Series and Columbus Life Insurance Company (7)

(iii)                               Amendment No. 2 to Fund Participation Agreement between Janus Aspen Series and Columbus Life Insurance Company (9)

(iv)                              Distribution and Shareholder Services Agreement, Service Shares of Janus Aspen Series (for Insurance Companies), by and between Janus Distributors, Inc. and Columbus Life Insurance Company (3)

(4)                                 (i)                                      Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (3)

(ii)                                  Amendment No. 1 to Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (9)

(iii)                               Administrative Services Agreement between Massachusetts Financial Services Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company (3)

(5)                                 (i)                                      Form of Amended and Restated Participation Agreement, dated May 1, 2008, between Fidelity Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (18)

(ii)                                  Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Columbus Life Insurance Company (3)

(iii)                               Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

(iv)                              Form of Sub-license Agreement, dated May 1, 2008, by and between Fidelity Distributors Corporation and Columbus Life Insurance Company (18)

(6)                                 (i)                                      Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

(ii)                                  Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

(iii)                               Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

(iv)                              Amendment No. 1 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

(v)                                 Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

(vi)                              Amendment No. 1 to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

(vii)                           Amendment to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (10)

(7)                                 (i)                                      Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (5)

(ii)                                  Agreement with respect to Trademarks and Fund Names between AIM Management Group Inc. and Columbus Life Insurance Company (5)

(iii)                               Amendment to Agreement with respect to Trademarks and Fund Names between AIM Management Group, Inc. and Columbus Life Insurance Company (14)

(iv)                              Administrative Services Agreement between Columbus Life Insurance Company and AIM Advisors, Inc. (5)

(v)                                 Amendment to Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (12)

(vi)                              Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (14)

(vii)                           Form of Distribution Agreement between Touchstone Securities, Inc. and A I M Distributors, Inc. (11)

(8)                                 (i)                                      Form of Participation Agreement between Columbus Life Insurance Company and J.P. Morgan Series Trust II (11)

(ii)                                  Form of Service Agreement between Columbus Life Insurance Company and JPMorgan Chase Bank (11)

(9)                                 Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Columbus Life Insurance Company, and Touchstone Securities, Inc. (11)

(10)                           (i)                                      Form of Participation Agreement between Columbus Life Insurance Company, Scudder Variable Series I, Scudder Distributors, Inc., and Deutsche Investment Management Americas Inc. (11)

(ii)                                  Form of Service Agreement between Deutsche Investment Management Americas Inc. and Columbus Life Insurance Company (12)

(11)                           Form of Participation Agreement Putnam Variable Trust, Putnam Retail Management, Inc., and Columbus Life Insurance Company (12)

(12)                           (i)                                      Form of Participation Agreement between Columbus Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc., and Van Kampen Asset Management Inc. (11)

(ii)                                  Form of Service Agreement between Van Kampen Funds Inc. and Columbus Life Insurance Company (11)

(13)                           (i)                                      Form of Participation Agreement between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc. (11)

(ii)                                  Form of Amendment to Participation Agreement, dated May 1, 2008, between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc. (18)

(iii)                               Form of Service Agreement between Morgan Stanley & Co. Incorporated and Columbus Life Insurance Company (11)

(iv)                              Form of Service Agreement between Morgan Stanley Investment Management Inc. and Columbus Life Insurance Company (12)

(v)                                 Form of Administrative Services Agreement, dated May 1, 2008, between Columbus Life Insurance Company and Morgan Stanley Distribution, Inc. (18)

(vi)                              Form of Administrative Services Letter, dated May 1, 2008, between Columbus Life Insurance Company and Morgan Stanley Investment Management, Inc. (18)

(vii)                           Form of Amendment to Participation Agreement, dated as of December 1, 2008, between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management Inc. (filed herewith)

(viii)                        Form of Administrative Services Agreement, dated as of December 1, 2008, between Columbus Life Insurance Company and Morgan Stanley Distribution, Inc. (filed herewith)

(ix)                                Form of Administrative Services Letter, dated as of December 1, 2008, between Columbus Life Insurance Company and Morgan Stanley Investment Management, Inc. (filed herewith)

(14)                           (i)                                      Form of Rule 22c-2 Agreement with respect to AIM Variable Insurance Funds (17)

(ii)                                  Form of Rule 22c-2 Agreement with respect to The Alger American Fund (17)

(iii)                               Form of Rule 22c-2 Agreement with respect to DWS Investments VIT Funds and DWS Variable Series I (17)

(iv)                              Form of Rule 22c-2 Agreement with respect to Fidelity Variable Insurance Products Funds (17)

(v)                                 Form of Rule 22c-2 Agreement with respect to Franklin Templeton Variable Insurance Products Trust (17)

(vi)                              Form of Rule 22c-2 Agreement with respect to Janus Aspen Series (17)

(vii)                           Form of Rule 22c-2 Agreement with respect to JP Morgan Series II Trust (17)

(viii)                        Form of Rule 22c-2 Agreement with respect to MFS Variable Insurance Trust (17)

(ix)                                Form of Rule 22c-2 Agreement with respect to Oppenheimer Variable Account Funds and Panorama Series Funds (17)

(x)                                   Form of Rule 22c-2 Agreement with respect to PIMCO Variable Insurance Trust (17)

(xi)                                Form of Rule 22c-2 Agreement with respect to Putnam Variable Trust (17)

(xii)                             Form of Rule 22c-2 Agreement with respect to Touchstone Variable Series Trust (17)

(xiii)                          Form of Rule 22c-2 Agreement with respect to Van Kampen Life Investment Trust  (17)

(xiv)                         Form of Rule 22c-2 Agreement with respect to The Universal Institutional Funds, Inc. (17)

(15)                           (i)                                      Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors, LLC and Columbus Life Insurance Company, dated April 30, 1999 (5)

(ii)                                  Form of Amendment No. 3 dated as of December 1, 2008, to Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors, LLC and Columbus Life Insurance Company, dated April 30, 1999 (filed herewith)

(16)                           (i)                                      Form of Participation Agreement between Rydex Variable Trust, Rydex Distributors, Inc. and Columbus Life Insurance Company, dated as of December 1, 2008, (filed herewith)

(ii)                                  Form of Variable Product Services Agreement, dated as of December 1, 2008, between Rydex Distributors, Inc. and Columbus Life Insurance Company (filed herewith)

(iii)                               Form of Administrative Services Letter, dated as of December 1, 2008, between PADCO Advisors II, Inc., and Columbus Life Insurance Company (filed herewith)

(i)                                     Not applicable.

(j)                                     (1)                                 Guarantee from The Western and Southern Life Insurance Company on behalf of Columbus Life Insurance Company (16)

(k)                                  (1)                                  Opinion and Consent of Counsel (filed herewith)

(2)                                  Opinion and Consent of Counsel to The Western and Southern Life Insurance Company (16)

(l)                                     Not applicable.

(m)                               Not applicable.

(n)                                 (1)                                  Consent of Independent Registered Public Accounting Firm (18)

(2)                                  Powers of Attorney for Columbus Life Insurance Company (10), (15) and (16)

(3)                                  Powers of Attorney for The Western and Southern Life Insurance Company (16)

(o)                                 Not applicable.

(p)                                 Not applicable.

(q)                                 Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Survivorship Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (10)

(1)                                 Incorporated by reference to the Registration Statement on Form S-6, File No. 333-78489, filed May 14, 1999.

(2)                                 Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed May 1, 2000.

(3)                                 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-47940, filed February 7, 2001.

(4)                                 Incorporated by reference to the Registration Statement, File No. 333-47940, filed October 13, 2000.

(5)                                 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed August 19, 1999.

(6)                                 Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed on April 26, 2001.

(7)                                 Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-47940, filed April 26, 2001.

(8)                                 Incorporated by reference to the Registration Statement on Form S-6, File No. 333-73390, filed November 15, 2001.

(9)                                 Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-73390, filed January 28, 2002.

(10)                           Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-73390, filed April 30, 2002.

(11)                           Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, File No. 333-73390, filed February 18, 2003.

(12)                           Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-73390, filed April 25, 2003.

(13)                           Incorporated by reference to Registration Statement on Form N-6, File No. 333-121135, filed December 10, 2004.

(14)                           Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-121135, filed March 24, 2005.

(15)                           Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-6, File No. 333-73390, filed April 28, 2006.

(16)                           Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6, File No. 333-73390, filed April 13, 2007.

(17)                           Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, File No. 333-73390, filed April 26, 2007.

(18)                           Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, File No. 333-73390, filed April 29, 2008.

ITEM 27. — DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and officers of the Company are listed below.  Unless otherwise noted, the principal business address of all persons listed in Item 27 is 400 East Fourth Street, Cincinnati, Ohio  45202.

Name	Positions and Offices with Depositor

John F. Barrett	Director and Chairman of the Board

James N. Clark	Director

J.J. Miller	Director, President and Chief Executive Officer

James K. Risk III 1815 Sagamore Pkwy N. Lafayette, IN 47903	Director

Joseph H. Seaman PO Box 380 Lafayette, IN 47902	Director

Jerry B. Stillwell	Director

Robert B. Truitt 3601 Sagamore Pkwy N. Lafayette, IN 47904	Director

Robert L. Walker	Director, Senior Vice President and Chief Financial Officer

Clint D. Gibler	Senior Vice President and Chief Information Officer

Noreen J. Hayes	Senior Vice President

Edward S. Heenan	Senior Vice President

Constance M. Maccarone	Senior Vice President, Insurance Operations

Nora E. Moushey	Senior Vice President and Chief Actuary

Nicholas P. Sargen	Senior Vice President and Chief Investment Officer

Charles W. Wood, Jr.	Senior Vice President and Chief Marketing Officer

Donald J. Wuebbling	Senior Vice President and Secretary

James H. Acton, Jr.	Vice President, Senior Financial Officer

Keith W. Brown	Vice President & Chief Underwriter

Lawrence A. Fullerton	Vice President, Sales

Daniel W. Harris	Vice President

David T. Henderson	Vice President

Bradley J. Hunkler	Vice President and Comptroller

Phillip E. King	Vice President and Auditor

Mario J. San Marco	Vice President

Donna N. Schenk	Vice President, Marketing Services

James J. Vance	Vice President and Treasurer

R. LaDale Young	Vice President, Sales

Kenneth P. Langtimm	Distribution Vice President

Steven J. Sanders	Distribution Vice President

David L. DiMartino	Assistant Vice President, Annuity Products & Marketing

Thomas M. Eck	Assistant Vice President

Cynthia L. Funcheon	Assistant Vice President

Dennis C. Martin	Assistant Vice President

John A. Tak	Assistant Vice President, Life Products

Gregory G. Rowe	Assistant Secretary

Marianne Marshall	Assistant Treasurer

Douglas B. Perry	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Thomas R. Stanek	Assistant Treasurer

Cheryl J. Stotts	Assistant Treasurer

Richard K. Taulbee	Assistant Treasurer

Charles L. Thomas	Assistant Treasurer

ITEM 28. — PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Affiliate	State Name	Entity	Ownership	Type of Business
303 Broadway QCS, LLC	Ohio	Limited Liability Company	100% owned by The Western and Southern Life Insurance Company (WSLIC)	ownership and operation of real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	ownership and operation of real estate
AMLIWS Summit Ridge, LLC	Missouri	Limited Liability Company	74% owned by WSLIC, 1% owned by Eagle	ownership and operation of real estate
Buckeye Venture Partners, LLC	Ohio	Limited Liability Company	60% owned by Fort Washington Investment Advisors, Inc. (FWIA)	private equity fund management
Capital Analysts Agency, Inc.	Texas	Corporation	100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated	general insurance agency
Capital Analysts Incorporated	Delaware	Corporation	100% owned by Columbus Life Insurance Company (CLIC)	securities broker-dealer and registered investment advisor
Capital Analysts Insurance Agency, Inc.	Massachusetts	Corporation	100% owned by Capital Analysts Incorporated	general insurance agency
Carmel Holdings, LLC	Ohio	Limited Liability Company	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	Limited Liability Company	100% owned by Carmel Holdings, LLC	ownership in real estate entity
Carmel Hotel, LLC	Indiana	Limited Liability Company	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	ownership and operation of real estate
Carthage Senior Housing, Ltd.	Ohio	Limited Liability Company	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership and operation of real estate
Centreport Hotels LLC	Texas	Limited Liability Company	75% owned by ERI	ownership and operation of real estate
Centreport Partners LP	Texas	Limited Partnership	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	ownership and operation of real estate
Cleveland East Hotel, LLC	Ohio	Limited Liability Company	74% owned by WSALD CEH, LLC; 1% owned by ERI	ownership and operation of real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by Columbus Life Insurance Company	corporation for profit
Columbus Hotel Partners	Ohio	General Partnership	74% owned by WS Columbus Homewood GP, LLC; 1% owned by ERI	ownership and operation of real estate
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	ownership and operation of real estate
Courtyard Nursing Care, LLC.	Ohio	Limited Liability Company	100% owned by WSLAC	ownership and operation of real estate
Dublin Hotel LLC	Ohio	Limited Liability Company	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	ownership and operation of real estate
Eagle Realty Group, LLC	Ohio	Limited Liability Company	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
Fort Washington Active Fixed Income LLC	Delaware	Limited Liability Company	Managing Member Fort Washington Fixed Income LLC and investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	Limited Liability Company	100% owned by FWIA	managing partner for numerous private equity funds
Fort Washington Fixed Income Alpha LLC	Delaware	Limited Liability Company	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	private fixed income fund.
Fort Washington Fixed Income LLC	Delaware	Limited Liability Company	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	Limited Liability Company	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	Limited Liability Company	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	Limited Partnership	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund

Affiliate	State Name	Entity	Ownership	Type of Business
Fort Washington Private Equity Investors VI-B, L.P.	Delaware	Limited Partnership	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI-VC, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	Limited Liability Company	100% owned by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	Delaware	Limited Liability Company	100% owned by FWIA	general partner of the three private equity funds
Galveston Summerbrooke Apts., LLC	Texas	Limited Liability Company	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	ownership and operation of real estate
IFS Agency Services, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Agency, Inc.	Texas	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	development and marketing of financial products for distribution
IFS Fund Distributors, Inc.	Delaware	Corporation	100% owned by IFS	registered broker dealer
IFS General Agency, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	general insurance agency
Insurance Profillment Solutions, LLC	Ohio	Limited Liability Company	100% owned by WSLIC	insurance marketing services
Integrity Life Insurance Company (ILIC)	Ohio	Corporation	100% owned by WSLIC
IR Mall Associates, Ltd.	Florida	Limited Partnership	49.50% owned by WSLIC	ownership and operation of real estate
IR Mall Company, L.C.	Florida	Limited Liability Company	50% owned by ERI	ownership and operation of real estate
Kentucky Co-Investment Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	Limited Liability Company	75% owned by ERI	ownership and operation of real estate
LaFrontera Lodging Partners LP	Texas	Limited Partnership	74.25% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	ownership and operation of real estate
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	ownership and operation of real estate
National Integrity Life Insurance Company	New York	Corporation	100% owned by ILIC
New Mexico Co-Investment Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP	private equity fund
North Pittsburgh Hotel LLC	Pennsylvania	Limited Liability Company	74% owned by WSALD NPH, LLC; 1% owned by ERI	ownership and operation of real estate
Northeast Cincinnati Hotel LLC	Ohio	Limited Liability Company	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	ownership and operation of real estate
OTR Housing Associates, L.P.	Ohio	Limited Partnership	98% owned by WSLIC; 1% owned by ERI	ownership and operation of real estate
OTR Redevelopment Group, LLC	Ohio	Limited Liability Company	100% owned by OTR Walnut Housing, Ltd.	ownership of real estate
OTR Transitional Housing, L.P.	Ohio	Limited Partnership	99% owned by WSLIC	ownership and operation of real estate
OTR-Walnut Housing, Ltd.	Ohio	Limited Liability Company	100% owned by ERI	ownership and operation of real estate
Park Avenue Lofts, LLC	Colorado	Limited Liability Company	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	ownership and operation of real estate
Queen City Development I, LLC	Ohio	Limited Liability Company	100% owned by Eagle Realty Group, LLC	operation of real estate
Race Street Development, Ltd.	Ohio	Limited Liability Company	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
Seasons Health Care Limited Partnership	Ohio	Limited Partnership	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	ownership and operation of real estate
ServerVault Corp.	Delaware	Corporation	50% owned by WSLIC	technology
Shelbourne Campus Properties, LLC	Delaware	Limited Liability Company	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	ownership and operation of real estate
Shelbourne Holdings, LLC	Ohio	Limited Liability Company	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Shelbourne Housing Investor, LLC	Ohio	Limited Liability Company	100% owned by Shelbourne Holdings, LLC	ownership in real estate entity

Affiliate	State Name	Entity	Ownership	Type of Business
Sixth and Race Development, LLC	Ohio	Limited Liability Company	71% owned by Race Street Development, Ltd., 25% owned by ERI	ownership and operation of real estate
Skyport Hotel LLC	Kentucky	Limited Liability Company	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	ownership and operation of real estate
Summerbrooke Apartments Investor, LLC	Ohio	Limited Liability Company	100% owned by Summerbrooks Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	Limited Liability Company	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
The Lafayette Life Insurance Company	Indiana	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	Ohio	Limited Liability Company	60% owned by FWIA and managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG
Todd Investment Advisors, Inc.	Kentucky	Corporation	100% owned by FWIA	registered investment adviser
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	Limited Partnership	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	Limited Partnership	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	Limited Liability Company	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	Limited Liability Company	100% owned by FWIA	private equity fund
Union Centre Hotel LLC	Ohio	Limited Liability Company	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	ownership and operation of real estate
Uptown Denver Apartment Holdings, LLC	Ohio	Limited Liability Company	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Uptown Denver Investor, LLC	Ohio	Limited Liability Company	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity
Vinings Trace, LLC	Indiana	Limited Liability Company	99% owned by WSLIC, 1% owned by ERI	ownership and operation of real estate
Vulcan Hotel LLC	Alabama	Limited Liability Company	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	ownership and operation of real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	general insurance agency
W&S Operating Holdings, LLC	Ohio	Limited Liability Company	100% owned by WSLIC	ownership of operating entities
W&S Real Estate Holdings, LLC	Ohio	Limited Liability Company	100% owned by WSLIC	ownership of real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	general advertising, book selling and publishing
Western & Southern Agency Services, Inc.	Pennsylvania	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	holding company
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC
West-Whi Columbus NW Partners	Ohio	General Partnership	74% owned by WS Columbus Northwest GP, LLC; 1% owned by ERI	ownership and operation of real estate
Windsor Hotel LLC	Connecticut	Limited Liability Company	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	ownership and operation of real estate
Wright Executive Hotel Limited Partners	Ohio	Limited Partnership	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	ownership and operation of real estate
WS Airport Exchange GP, LLC	Ohio	Limited Liability Company	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
WS Columbus Homewood GP, LLC	Ohio	Limited Liability Company	100% owned by WSLIC	ownership and operation of real estate
WS Columbus Northwest GP, LLC	Ohio	Limited Liability Company	100% owned by WSLIC	ownership and operation of real estate

Affiliate	State Name	Entity	Ownership	Type of Business
WS Country Place GP, LLC	Ohio	Limited Liability Company	100% owned by W&S Real Estate Holdings, LLC	ownership and operation of real estate
WS Lookout JV, LLC	Ohio	Limited Liability Company	100% owned by WSLIC	ownership and operation of real estate
WS Wright Hotel GP, LLC	Ohio	Limited Liability Company	100% owned by WSLIC	ownership and operation of real estate
WSA Commons, LLC	Georgia	Limited Liability Company	50% owned by WSLIC	ownership and operation of real estate
WSALD CEH, LLC	Ohio	Limited Liability Company	50% owned by WSLIC	ownership and operation of real estate
WSALD NPH, LLC	Ohio	Limited Liability Company	50% owned by WSLIC; 1% owned by Eagle	ownership and operation of real estate
WSL Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	Limited Liability Company	100% owned by WSLR LLC	ownership of real estate
WSLR Cincinnati LLC	Ohio	Limited Liability Company	100% owned by WSLR LLC	ownership of real estate
WSLR Columbus LLC	Ohio	Limited Liability Company	100% owned by WSLR LLC	ownership of real estate
WSLR Dallas LLC	Ohio	Limited Liability Company	100% owned by WSLR LLC	ownership of real estate
WSLR Hartford LLC	Ohio	Limited Liability Company	100% owned by WSLR LLC	ownership of real estate
WSLR Holdings LLC	Delaware	Limited Liability Company	24.49% owned by WSLIC	ownership of real estate entity
WSLR LLC	Delaware	Limited Liability Company	100% owned by WSLR Holdings, LLC	ownership of real estate entities
WSLR Skyport LLC	Ohio	Limited Liability Company	100% owned by WSLR LLC	ownership of real estate
WSLR Union LLC	Ohio	Limited Liability Company	100% owned by WSLR LLC	ownership of real estate

ITEM 29. The Code of Regulations of Columbus Life Insurance Company provides in Article VI that:

ARTICLE VI

Indemnification and Insurance

Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. — PRINCIPAL UNDERWRITERS

(a)       Touchstone Securities, Inc. (“Touchstone”) acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, and VUL, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, and Touchstone Tax-Free Trust each of which is affiliated with the Depositor.

(b)       Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name	Position/Office with Touchstone Securities

James N. Clark	Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder	Director
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

Donald J. Wuebbling	Director
400 Broadway
Cincinnati, Ohio 45202

Gene L. Needles, Jr.	President
303 Broadway, Suite 1100
Cincinnati, OH 45202

Richard K. Taulbee	Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance

Vice President and Treasurer

400 Broadway
Cincinnati, Ohio 45202

Terrie A. Wiedenheft	Chief Financial Officer
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

Rhonda S. Malone	Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson	Chief Compliance Officer
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

Douglas B. Perry	Assistant Treasurer
400 Broadway
Cincinnati, Ohio 45202

Timothy D. Speed	Assistant Treasurer
400 Broadway
Cincinnati, Ohio 45202

Cheryl J. Stotts	Assistant Treasurer
400 Broadway
Cincinnati, Ohio 45202

(c)           The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc., relating to the Registrant, during the 12-month period ended December 31, 2007.

Net Underwriting Discounts and Commissions	Compensation on Redemptions	Brokerage Commissions	Compensation

$0	$-0-	$-0-	$-0-

ITEM 31. — LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 East Fourth Street, Cincinnati, Ohio 45202.

ITEM 32. — MANAGEMENT SERVICES

Not Applicable.

ITEM 33. — FEE REPRESENTATION

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.

UNDERTAKINGS OF THE DEPOSITOR

During any time there are insurance obligations outstanding and covered by the Guarantee issued by The Western and Southern Life Insurance Company (“Western-Southern”), filed as an exhibit to this Registration Statement (the “Western-Southern Guarantee Period”), the Depositor hereby undertakes to provide notice to policyholders covered by the Western-Southern Guarantee promptly after the happening of significant events related to the Western-Southern Guarantee.

These significant events include:  (i) termination of the Western-Southern Guarantee that has a material adverse effect on the policyholders’ rights under the Western-Southern Guarantee; (ii) a default under the Western-Southern Guarantee that has a material adverse effect on the policyholders’ rights under the Western-Southern Guarantee; or (iii) the insolvency of The Western and Southern Life Insurance Company (“Western-Southern”).

Depositor hereby undertakes during the Western-Southern Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of Western-Southern in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of Western-Southern regarding such financial statements.

During the Western-Southern Guarantee Period, the Depositor hereby undertakes to include in the prospectus an offer to supply to policyholders the Statement of Additional Information which shall contain current financial statements of Western-Southern, free of charge upon a policyholder’s request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbus Life Insurance Company Separate Account 1, certifies that it meets all the requirements for effectiveness of this registration statement under 485(b) under the Securities Act and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 21st day of November, 2008.

COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

By: COLUMBUS LIFE INSURANCE COMPANY

By: /s/ J.J. Miller
J.J. Miller
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Principal Executive Officer:

/s/ J.J. Miller
J.J. Miller
President and Chief Executive Officer	November 21, 2008

Principal Accounting and Financial Officer:

/s/ Robert L. Walker	November 21, 2008
Robert L. Walker Senior Vice President and Chief Financial Officer

Directors:
John F. Barrett*	By: /s/ Edward S. Heenan
James N. Clark*	Edward S. Heenan
J.J. Miller*	as attorney in fact*
James K. Risk, III*	for each Director
Joseph H. Seaman*
Jerry B. Stillwell	November 21, 2008
Robert B. Truitt*
Robert L. Walker*

The Western and Southern Life Insurance Company has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 21st day of November, 2008.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

By: /s/ Edward S. Heenan
Edward S. Heenan
Senior Vice President

Directors:
John F. Barrett*
Donald A. Bliss*	By: /s/ Edward S. Heenan
James N. Clark*	Edward S. Heenan
Jo Ann Davidson*	Senior Vice President
Eugene P. Ruehlmann*	as attorney in fact*
George H. Walker, III*	for each Director
Thomas L. Williams*
William J. Williams*	November 21, 2008

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(h)(13)

(vii)         Form of Amendment to Participation Agreement, dated as of December 1, 2008, between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management Inc. (filed herewith).

(viii) Form of Administrative Services Agreement, dated as of December 1, 2008, between Columbus Life Insurance Company and Morgan Stanley Distribution, Inc. (filed herewith).

(ix) Form of Administrative Services Letter, dated as of December 1, 2008, between Columbus Life Insurance Company and Morgan Stanley Investment Management, Inc. (filed herewith).

(h)(15)

(ii)           Form of Amendment No. 3, dated as of December 1, 2008, to Participation Agreement between PIMCO Variable Insurance Trust, Allianz Global Investors Distributors, LLC and Columbus Life Insurance Company, dated April 30, 1999 (filed herewith).

(h)(16)	(i) Form of Participation Agreement between Rydex Variable Trust, Rydex Distributors, Inc. and Columbus Life Insurance Company, dated as of December 1, 2008 (filed herewith).

(ii) Form of Variable Product Services Agreement, dated as of December 1, 2008, between Rydex Distributors, Inc. and Columbus Life Insurance Company (filed herewith).

(iii) Form of Administrative Services Letter, dated as of December 1, 2008, between PADCO Advisors II, Inc., and Columbus Life Insurance Company (filed herewith).

(k)(1)	Opinion and Consent of Counsel.